Shareholders’ Equity (Deficit) (Details)								1 Months Ended		6 Months Ended			12 Months Ended
		Jun. 27, 2025 USD ($) $ / shares shares	Feb. 21, 2025 CNY (¥) shares	Feb. 21, 2025 USD ($) $ / shares shares	Oct. 23, 2024 $ / shares shares	Apr. 11, 2024 USD ($) $ / shares shares	Nov. 13, 2023 shares	Apr. 16, 2024 CNY (¥)	Apr. 16, 2024 USD ($)	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares shares	Mar. 07, 2025 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 shares
Shareholders’ Equity (Deficit) [Line Items]
Reverse stock split share					25,000,000
Ordinary shares														1,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares														$ 0.002
Options exercised												3,811
Exercise price per share (in Dollars per share) | $ / shares															$ 0.002
Warrant exercisable		5 years				5 years
Cash proceeds		$ 50,000,000	¥ 42,400,000	$ 5,900,000		$ 5,000,000				¥ 357,040,338	$ 49,875,721	¥ 30,610,245
Net proceeds								¥ 30,600,000	$ 4,300,000	330,500,000	46,100,000
Lenders [Member]
Shareholders’ Equity (Deficit) [Line Items]
Share issued, ESOP													458,453
Director [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares					9,999,999
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.002
Securities Purchase Agreement [Member]
Shareholders’ Equity (Deficit) [Line Items]
Cash proceeds										¥ 26,500,000	$ 3,700,000
Investor [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity (Deficit) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares				$ 6.46
Bitcoin [Member]
Shareholders’ Equity (Deficit) [Line Items]
Aggregate purchase price (in Dollars) | $				$ 3,900,000
USDT [Member]
Shareholders’ Equity (Deficit) [Line Items]
Aggregate purchase price (in Dollars) | $				$ 2,000,000
Minimum [Member]
Shareholders’ Equity (Deficit) [Line Items]
Authorized share capital (in Dollars) | $														$ 50,000
Number of ordinary share														15
Minimum [Member] | Common Stock [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares issued														25,000,000
Maximum [Member]
Shareholders’ Equity (Deficit) [Line Items]
Authorized share capital (in Dollars) | $														$ 4,200,000
Ordinary shares issued														2,100,000,000
Number of ordinary share														30
Class A Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares											1,097,141,091		14,141,093
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.002		$ 0.002
New issuance of shares		5,952,381	913,714	913,714		434,784
Exercise price per share (in Dollars per share) | $ / shares		$ 10									$ 6.46
Warrants outstanding		5,952,381				652,174
Warrants to purchase a total										573,233	573,233
Share issued, ESOP										454,642	454,642
Ordinary shares issued											20,712,924		13,273,596
Ordinary shares outstanding											20,258,282		12,815,143
Class A Ordinary Shares [Member] | Director [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares														1,097,141,091
Class A Ordinary Shares [Member] | 2022 Share Incentive Plan [Member]
Shareholders’ Equity (Deficit) [Line Items]
New issuance of shares							518,950
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares					12,141,093
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.002
New issuance of shares	[1]									5,952,381	5,952,381	434,783
Options exercised	[1]									3,811	3,811	8,185
Warrants to purchase a total	[1]									573,233	573,233
Ordinary shares outstanding	[1]										20,258,282		12,815,143		4,167,204	3,724,236
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity (Deficit) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares		$ 8.4				$ 11.5
Class B Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares											2,858,909		2,858,909
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.002		$ 0.002
Ordinary shares issued											2,858,909		2,858,909
Ordinary shares outstanding											2,858,909		2,858,909
Class B Ordinary Shares [Member] | Director [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares														2,858,909
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares					2,858,908
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.002
New issuance of shares	[1]
Options exercised	[1]
Warrants to purchase a total	[1]
Ordinary shares outstanding	[1]										2,858,909		2,858,909		2,858,909	2,858,909
Class A and Class B ordinary shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares issued											23,571,833		16,312,505
Ordinary shares outstanding											23,117,191		15,674,052
Kastle Limited [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares							518,950

[1]	After giving effect of the 10-for-1 reverse stock split effective on November 3, 2024, see Note 12.